CONSOLIDATED BALANCE SHEETS(USD ($))	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 12,989	$ 52,726
Accounts receivable	302,502	388,792
Prepaid expenses	102,741	90,109
Total current assets	418,232	531,627
Deposits and other assets	6,078	3,740
Oil and gas property, plant and equipment
Proven property - net	5,278,426	8,499,199
Unproven property	8,426,997	8,335,380
Total oil and gas properties, net	13,705,423	16,834,579
Total assets	14,129,733	17,369,946
Current Liabilities
Accounts payable	1,389,908	312,553
Contingent consideration		1,404,059
Note payable to bank	3,702,279	5,094,042
Total current liabilities	5,092,187	6,810,654
Asset retirement obligations	1,654,032	1,601,423
Total liabilities	6,746,219	8,412,077
Contingently redeemable convertible preferred stock (100,000,000 shares authorized; $0.001 par value; 1,700,000 and 2,300,000 shares issued and outstanding , respectively; redemption $2.00 per share, redemption value $3,400,000 and $4,600,000 respectively)	366,953	496,467
Contingently redeemable common stock	47,764,927	7,105,032
	48,131,880	7,601,499
Stockholders’ Equity(Deficit)
Common stock - 400,000,000 shares authorized; $0.001 par value; 77,220,271 and 50,582,516 shares issued and outstanding, respectively	77,220	50,583
Additional paid-in capital	(25,353,942)	7,691,161
Accumulated other comprehensive income (loss)	152,634	(42,438)
Accumulated deficit	(15,624,278)	(6,342,936)
Total stockholders’ equity (deficit)	(40,748,366)	1,356,370
Total liabilities and stockholders’ equity (deficit)	$ 14,129,733	$ 17,369,946